UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-03391

                       Centennial Government Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  June 30
                                      -------

            Date of reporting period: July 1, 2003 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2004
--------------------------------------------------------------------------------

                     PRINCIPAL                  VALUE
                        AMOUNT             SEE NOTE 1
-------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--94.1%

 FNMA Master
 Credit Facility:
 1.03%, 7/1/04       $  50,711,000      $  50,711,000
 1.05%, 7/8/04          32,732,000         32,725,317
 1.10%, 8/2/04          50,000,000         49,951,111
 1.26%, 9/1/04          50,000,000         49,891,496
 1.61%, 10/1/04         50,711,000         50,502,353
-------------------------------------------------------
 Federal Home
 Loan Bank:
 0.96%,  7/7/04         25,000,000         24,995,625
 1.015%, 7/9/04         71,000,000         70,982,912
 1.04%,  1/5/05 1       50,000,000         49,998,708
 1.25%, 7/14/04         21,000,000         20,991,355
 1.25%, 7/28/04 1       50,000,000         49,988,678
 1.272%, 8/4/04         35,000,000         34,999,524
 1.28%, 8/20/04         35,000,000         34,937,778
 1.30%, 8/25/04         25,000,000         24,950,347
 1.32%,  7/2/04         35,000,000         34,999,018
 1.35%, 8/27/04         35,000,000         34,925,188
 1.40%,  4/1/05         15,000,000         14,994,676
 1.415%, 9/20/04 1      14,275,000         14,272,929
 1.50%,  3/1/05         33,000,000         33,000,000
-------------------------------------------------------
 Federal Home Loan
 Mortgage Corp.:
 1.04%, 7/20/04         50,000,000         49,972,556
 1.065%,
 8/3/04-8/10/04         50,000,000         49,946,011
 1.22%, 8/12/04          7,339,000          7,327,869
 1.23%, 8/23/04         30,000,000         29,945,675
 1.25%, 7/6/04          56,588,000         56,579,669
 1.28%, 8/26/04         39,748,000         39,667,971
 1.35%,
 8/17/04-8/20/04        35,700,000         35,635,787
 3%, 7/15/04            25,742,000         25,760,537
 6.25%, 7/15/04         21,400,000         21,442,239
-------------------------------------------------------
 Federal National
 Mortgage Assn.:
 1.01%, 7/14/04         27,630,000         27,619,783
 1.03%, 7/21/04         40,000,000         39,977,111
 1.05%, 7/8/04          15,000,000         14,996,938
 1.055%, 7/28/04        25,000,000         24,980,219
 1.06%, 7/23/04         50,500,000         50,466,820
 1.07%, 8/18/04         35,000,000         34,947,400
 1.09%, 7/7/04          20,000,000         19,996,367



                     PRINCIPAL                  VALUE
                        AMOUNT             SEE NOTE 1
-------------------------------------------------------
 Federal National
 Mortgage Assn.:
 Continued
 1.235%, 1/28/05 1   $  50,000,000      $  49,997,093
 1.28%, 8/11/04         17,500,000         17,474,489
 1.35%, 8/25/04          2,400,000          2,395,050
 1.375%, 2/18/05        30,000,000         30,000,000
 1.40%, 2/25/05         25,000,000         25,000,000
 1.60%, 5/13/05          7,500,000          7,500,000
-------------------------------------------------------
 Overseas Private
 Investment Corp.:
 1.275%, 7/20/04 1,2     2,392,407          2,409,808
 1.305%, 7/20/04 1,2     1,917,711          1,920,655
                                        -------------
 Total U.S. Government Agencies
 (Cost $1,343,778,062)                  1,343,778,062

-------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--9.8%

 Undivided interest of 97.42% in
 joint repurchase agreement (Principal
 Amount/Value $143,400,000, with
 a maturity value of $143,405,537)
 with UBS Warburg LLC, 1.39%, dated
 6/30/04, to be repurchased at
 $139,705,394 on 7/1/04, collateralized
 by Federal Home Loan Mortgage
 Corp., 4.50%, 6/1/19, with a value
 of $146,625,899 (Cost
 $139,700,000)         139,700,000        139,700,000

-------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST
 $1,483,478,062)             103.9%     1,483,478,062
-------------------------------------------------------
 LIABILITIES
 IN EXCESS OF
 OTHER ASSETS                 (3.9)       (55,353,477)
                        ------------------------------
 NET ASSETS                  100.0%   $ 1,428,124,585
                        ==============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Identifies issues considered to be illiquid. See Note 4 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


          5 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  June 30, 2004
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $1,483,478,062)--see accompanying statement of investments            $  1,483,478,062
--------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                     3,040,252
--------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                                 2,128,696
 Shares of beneficial interest sold                                                                       1,399,244
 Other                                                                                                      112,657
                                                                                                   -----------------
 Total assets                                                                                         1,490,158,911

--------------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Investments purchased                                                                                   50,502,352
 Shares of beneficial interest redeemed                                                                  11,016,275
 Dividends                                                                                                  211,780
 Distribution and service plan fees                                                                         140,649
 Transfer and shareholder servicing agent fees                                                               72,578
 Shareholder communications                                                                                  54,338
 Trustees' compensation                                                                                       7,097
 Other                                                                                                       29,257
                                                                                                   -----------------
 Total liabilities                                                                                       62,034,326


--------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                        $  1,428,124,585
                                                                                                   =================

--------------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                                   $  1,428,127,592
--------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                                (3,007)
                                                                                                   -----------------
 NET ASSETS--applicable to 1,428,110,218 shares of beneficial interest outstanding                 $  1,428,124,585
                                                                                                   =================


--------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                     $1.00


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          6 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended June 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                          $17,766,532

--------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                     7,022,839
--------------------------------------------------------------------------------
 Service plan fees                                                   3,261,959
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                         930,460
--------------------------------------------------------------------------------
 Shareholder communications                                             61,483
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            20,022
--------------------------------------------------------------------------------
 Trustees' compensation                                                 13,033
--------------------------------------------------------------------------------
 Other                                                                 176,922
                                                                   -------------
 Total expenses                                                     11,486,718
 Less reduction to custodian expenses                                   (2,482)
 Less payments and waivers of expenses                              (1,689,577)
                                                                   -------------
 Net expenses                                                        9,794,659


--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                               7,971,873


--------------------------------------------------------------------------------
 NET REALIZED LOSS ON INVESTMENTS                                       (2,406)


--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 7,969,467
                                                                   =============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          7 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED JUNE 30,                                               2004           2003
-------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                     $     7,971,873   $   19,901,454
-------------------------------------------------------------------------------------------
 Net realized gain (loss)                                           (2,406)          11,525
                                                           --------------------------------
 Net increase in net assets resulting from operations            7,969,467       19,912,979

-------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income                           (7,971,873)     (19,901,454)

-------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions                             (347,686,852)     228,169,387

-------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                    (347,689,258)     228,180,912
-------------------------------------------------------------------------------------------
 Beginning of period                                         1,775,813,843    1,547,632,931
                                                           --------------------------------
 End of period                                             $ 1,428,124,585   $1,775,813,843
                                                           ================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          8 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                               2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $ 1.00        $ 1.00        $ 1.00         $  1.00       $ 1.00
------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain             -- 1         .01           .02             .05          .05
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                -- 1        (.01)         (.02)           (.05)        (.05)
 Distributions from net realized gain                --            --            -- 1            --           --
                                                ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     -- 1        (.01)         (.02)           (.05)        (.05)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $1.00         $1.00         $1.00           $1.00        $1.00
                                                ==================================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                    0.48%         1.15%         1.92%           5.29%        5.07%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in millions)         $1,428        $1,776        $1,548          $1,458       $1,192
------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                $1,628        $1,744        $1,585          $1,367       $1,244
 -----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                             0.49%         1.14%         1.90%           5.13%        4.92%
 Total expenses                                    0.71%         0.70%         0.71%           0.73%        0.74%
 Expenses after payments and waivers
 and reduction to custodian expenses               0.60%         0.38%         0.63%            N/A 4        N/A 4

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


          9 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

         UNDISTRIBUTED NET     UNDISTRIBUTED             ACCUMULATED LOSS
         INVESTMENT INCOME   LONG-TERM GAINS         CARRYFORWARD 1,2,3,4
         ----------------------------------------------------------------
         $230,030                        $--                      $ 3,007

 1. As of June 30, 2004, the Trust had $2,557 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2004, details of the capital loss carryforward was as follows:

                              EXPIRING
                              -----------------------
                              2012            $2,557

 2. As of June 30, 2004, the Trust had $450 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.
 3. During the fiscal year ended June 30, 2004, the Trust did not utilize any capital loss carryforwards.
 4. During the fiscal year ended June 30, 2003, the Trust did not utilize any capital loss carryforwards.

          10 | CENTENNIAL GOVERNMENT TRUST

    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

 The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 were as follows:

                                           YEAR ENDED      YEAR ENDED
                                        JUNE 30, 2004   JUNE 30, 2003
               ------------------------------------------------------
               Distributions paid from:
               Ordinary income             $7,971,873     $19,901,454

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


          11 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED JUNE 30, 2004              YEAR ENDED JUNE 30, 2003
                                    SHARES            AMOUNT              SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
 Sold                        3,777,626,578   $ 3,777,626,578       4,283,051,983    $ 4,283,051,983
 Dividends and/or
 distributions reinvested        8,068,973         8,068,973          19,700,770         19,700,770
 Redeemed                   (4,133,382,403)   (4,133,382,403)     (4,074,583,366)    (4,074,583,366)
                             ------------------------------------------------------------------------
 Net increase (decrease)      (347,686,852)  $  (347,686,852)        228,169,387    $   228,169,387
                             ========================================================================


--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million and 0.35% of net assets in excess of $1.5 billion.
--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2004, the Trust paid $937,150 to SSI for services to the Trust.
--------------------------------------------------------------------------------
 SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

          12 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. In the investment advisory agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.50% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $1,689,577 for the year ended June 30, 2004. Effective September 22, 2003, the expense limitation was terminated.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 4. ILLIQUID SECURITIES
 As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $4,330,463, which represents 0.30% of the Trust's net assets.

          13 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL GOVERNMENT TRUST:
 We have audited the accompanying statement of assets and liabilities of Centennial Government Trust, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Government Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

 DELOITTE & TOUCHE LLP

 Denver, Colorado
 August 13, 2004



          14 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2004. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.
    None of the dividends paid by the Trust during the year ended June 30, 2004 are qualified dividend income or eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.



          15 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
TRUST, LENGTH OF SERVICE, AGE                    HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                                         CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                                 OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                            Chairman of the following private mortgage banking companies: Cherry Creek
Vice Chairman (since 2003)                       Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
and Trustee (since 2000)                         The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
Age: 67                                          (since 1997); Chairman of the following private companies: Great Frontier
                                                 Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                                 Broadway Ventures (since 1984); a director of the following public companies:
                                                 Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                                 and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a
                                                 Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                                 Formerly a director of the following: Storage Technology Corporation (a publicly- held computer equipment company) (1991-February 2003), and
                                                 International Family Entertainment (television channel) (1992-1997), Frontier
                                                 Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                                 Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                                                 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.


ROBERT G. AVIS,                                  Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1990)                             of private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                                          Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice
                                                 Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards &
                                                 Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                                 A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                                 (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and
                                                 A.G. Edwards Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.


GEORGE C. BOWEN,                                 Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 1998)                             Centennial Asset Management Corporation; President, Treasurer and a director
Age: 67                                          (June 1989-April 1999) of Centennial Capital Corporation; Chief Executive
                                                 Officer and a director of MultiSource Services, Inc. (March 1996-April 1999).
                                                 Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                               A member of The Life Guard of Mount Vernon, George Washington's home (since June
Trustee (since 2000)                             2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its
Age: 65                                          subsidiaries (a privately held biotech company); a partner (July 1974- June
                                                 1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July
                                                 1994-June 1998) of Price Waterhouse LLP Global Investment Management Industry
                                                 Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                                   Director (since February 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 1990)                             not-for-profit foundation); a director (since 1997) of Putnam Lovell Finance
Age: 62                                          (finance company); a director (since June 2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R.
                                                 Pharmaceuticals (a privately held company); Chairman and a director (until
                                                 October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director (until October
                                                 1995) of

               16 | CENTENNIAL GOVERNMENT TRUST

JON S. FOSSEL,                                   Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
Continued                                        Financial Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.


SAM FREEDMAN,                                    Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)                             Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 63                                          or affiliated companies of the Manager. Oversees 38 portfolios in the
                                                 OppenheimerFunds complex.

BEVERLY L. HAMILTON,                             Trustee of Monterey International Studies (an educational organization) (since
Trustee (since 2002)                             February 2000); a director of The California Endowment (a philanthropic
Age: 57                                          organization) (since April 2002) and of Community Hospital of Monterey Peninsula
                                                 (educational organization) (since February 2002); a director of America Funds
                                                 Emerging Markets Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs.
                                                 Hamilton also is a member of the investment committees of the Rockefeller
                                                 Foundation and of the University of Michigan. Formerly, Trustee of MassMutual
                                                 Institutional Funds (open-end investment company) (1996-May 2004); a director of
                                                 MML Series Investment Fund (April 1989-May 2004) and MML Services (April
                                                 1987-May 2004) (investment companies); member of the investment committee
                                                 (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment
                                                 Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.


ROBERT J. MALONE,                                Chairman, Chief Executive Officer and director of Steele Street State Bank (a
Trustee (since 2002)                             commercial banking entity) (since August 2003), Colorado UpLIFT (a non-profit
Age: 59                                          organization) (since 1986); a trustee (since 2000) of the Gallagher Family
                                                 Foundation (non-profit organization). Formerly a director of Jones Knowledge,
                                                 Inc. (a privately held company) (2001-July 2004), and U.S. Exploration, Inc.
                                                 (oil and gas exploration) (1997-February 2004), Chairman of U.S. Bank-Colorado
                                                 (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July
                                                 1996-April 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                                 Oversees 37 portfolios in the OppenheimerFunds complex.


F. WILLIAM MARSHALL, JR.,                        Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment
Trustee (since 2000)                             Fund (since 1987) (both open-end investment companies) and the Springfield
Age: 62                                          Library and Museum Association (since 1995) (museums) and the Community Music
                                                 School of Springfield (music school) (since 1996); Trustee (since 1987),
                                                 Chairman of the Board (since 2003) and Chairman of the investment committee
                                                 (since 1994) for the Worcester Polytech Institute (private university); and
                                                 President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the
                                                 Community Foundation of Western Massachusetts (1998 - 2003); Chairman (January
                                                 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive Vice President (January 1999-July 1999) of Peoples Heritage
                                                 Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the
                                                 OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                               THE ADDRESS OF MR. GRABISH IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
                                                 CO 80112-3924. MR. GRABISH SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                                                 RETIREMENT, DEATH OR REMOVAL.



RICHARD GRABISH,                                 Senior Vice President, Assistant Director of Sales and Marketing (since March
Trustee (since 2001)                             1997), and Manager of Private Client Services (since June 1985) for A.G. Edwards
Age: 55                                          & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive


          17 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RICHARD GRABISH,                                 Officer (since March 2001) of A.G. Edwards Trust Company; Director (since March
Continued                                        1988) of A.G. Edwards & Sons, Inc. Formerly (until March 1987) President and
                                                 Vice Chairman of A.G. Edwards Trust Company. Oversees 6 portfolios in the
                                                 OppenheimerFunds complex.



------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                               THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                                      LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE
                                                 TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.
JOHN V. MURPHY,
President (since 2001)                           Chairman, Chief Executive Officer and director (since June 2001) and President
and Trustee (since 2003)                         (since September 2000) of the Manager; President and a director or trustee of
Age: 55                                          other Oppenheimer funds; President and a director (since July 2001) of
                                                 Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                                 Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                                 Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                                 (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                                 Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                                 of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                                 Management Corporation, Trinity Investment Management Corporation and Tremont
                                                 Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                                 Corporation and OFI Private Investments, Inc. (since July 2001); President
                                                 (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                                 Asset Management, Inc.; Executive Vice President (since February 1997) of
                                                 Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the
                                                 Investment Company Institute's Board of Governors (elected to serve from October
                                                 3, 2003 through September 30, 2006). Formerly, Chief Operating Officer
                                                 (September 2000-June 2001) of the Manager; President and trustee (November
                                                 1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                                 Funds (open-end investment companies); a director (September 1999-August 2000)
                                                 of C.M. Life Insurance Company; President, Chief Executive Officer and director
                                                 (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                                                 (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                                 wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as
                                                 Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS                                         THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO
                                                 WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008,
                                                 FOR MS. WOLF, MR. WIXTED, AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO
                                                 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                                 RESIGNATION, DEATH OR REMOVAL.

CAROL E. WOLF,                                   Senior Vice President of OppenheimerFunds, Inc. (since June 2000) and of
Vice President (since 1988)                      HarbourView Asset Management Corporation (since 6/39/03); an officer of 6
Age: 52                                          portfolios in the OppenheimerFunds complex. Formerly Vice President of
                                                 OppenheimerFunds, Inc. (June 1990 - June 2000).




               18 | CENTENNIAL GOVERNMENT TRUST

BARRY D. WEISS,                                  Vice President of OppenheimerFunds, Inc. (since July 2001) and of HarbourView
Vice President (since 2001)                      Asset Management Corporation (since June 2003); an officer of 6 portfolios in
Age: 40                                          the OppenheimerFunds complex. Formerly Assistant Vice President and Senior
                                                 Credit Analyst of the Manager (February 2000-June 2001). Prior to joining the
                                                 Manager in February 2000, he was Associate Director, Structured Finance, Fitch
                                                 IBCA Inc. (April 1998 - February 2000).


BRIAN W. WIXTED,                                 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                           of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age: 44                                          Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                                 and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                                                 Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                                                 OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                                                 Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                                 non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                                                 (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                                                 Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                                 Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation
                                                 (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                                 2003); Principal and Chief Operating Officer (March 1995-March 1999) at Bankers
                                                 Trust Company-Mutual Fund Services Division. An officer of 83 portfolios in the
                                                 OppenheimerFunds complex.


ROBERT G. ZACK,                                  Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary (since 2001)        February 2002) of the Manager; General Counsel and a director (since November
Age: 56                                          2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                                 Asset Management Corporation; Senior Vice President and General Counsel (since
                                                 November 2001) of HarbourView Asset Management Corporation; Secretary and
                                                 General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                                                 Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                                                 International Ltd. and OppenheimerFunds plc; Vice President and a director
                                                 (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                                                 (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                                                 President, General Counsel and a director (since November 2001) of Shareholder
                                                 Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                                                 Inc. and OFI Trust Company; Vice President (since November 2001) of
                                                 OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                                                 (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                                                 (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                                                 President (May 1985-December 2003), Acting General Counsel (November
                                                 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                                 Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November
                                                 2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                                                 OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of
                                                 83 portfolios in the OppenheimerFunds complex.


MARK S. VANDEHEY,                                Senior Vice President and Chief Compliance Officer (since March 2004) of
Vice President (since 2004)                      the Manager; Vice President (since June 1983) of OppenheimerFunds
Age: 53                                          Distributor, Inc., Centennial Asset Management Corporation and Shareholder
                                                 Services, Inc. Formerly (until February 2004) Vice President and Director of
                                                 Internal Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the
                                                 OppenheimerFunds complex.


THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.



          19 | CENTENNIAL GOVERNMENT TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $22,500 in fiscal 2004 and $21,500 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $45,744 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $7,370 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $56,614 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)